BT INSURANCE FUNDS TRUST

EAFE(r) Equity Index Fund
Equity 500 Index Fund
Small Cap Index Fund

Supplement to each Fund's Prospectus dated April 30, 1999

This supplement provides new and additional information beyond that contained in each Prospectus. It should be retained and read in conjunction with each Prospectus.

The following information replaces similar information found in the section "Management of the Fund" in each Fund's Prospectus:

Prior to June 4, 1999, Bankers Trust Company was a wholly owned subsidiary of Bankers Trust Corporation. On June 4, 1999, Bankers Trust Corporation merged with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Because Deutsche Bank AG, as Bankers Trust's new parent company, controls its operations as investment adviser, the Fund's shareholders will be asked to approve a new investment advisory agreement. A Special Meeting of Shareholders will be held for this purpose. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

The following revises the section "Management of the Fund: Portfolio Manager(s)" in each Fund's Prospectus:

The "Portfolio Manager(s)" section is hereby omitted.

July 15, 1999

Please Retain This Supplement for Future Reference



BT INSURANCE FUNDS TRUST

International Equity Fund
Small Cap Fund
U.S. Bond Index Fund

  Supplement to each Fund's Prospectus dated April 30, 1999

This supplement provides new and additional information beyond that contained in each Prospectus. It should be retained and read in conjunction with each Prospectus.

The following information replaces similar information found in the section "Management of the Fund" in each Fund's Prospectus:

Prior to June 4, 1999, Bankers Trust Company was a wholly owned subsidiary of Bankers Trust Corporation. On June 4, 1999, Bankers Trust Corporation merged with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. Because Deutsche Bank AG, as Bankers Trust's new parent company, controls its operations as investment adviser, the Fund's shareholders will be asked to approve a new investment advisory agreement. A Special Meeting of Shareholders will be held for this purpose. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

The following revises the section "Management of the Fund: Portfolio Manager(s)" in each Fund's Prospectus:

The "Portfolio Manager(s)" section is hereby omitted.

July 15, 1999

Please Retain This Supplement for Future Reference